Document and Entity Information	Aug. 09, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2021
Entity Registrant Name	ACRES Commercial Realty Corp.
Entity Central Index Key	0001332551
Entity Incorporation State Country Code	MD
Entity File Number	1-32733
Entity Tax Identification Number	20-2287134
Entity Address, Address Line One	865 Merrick Avenue
Entity Address, Address Line Two	Suite 200 S
Entity Address, City or Town	Westbury
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11590
City Area Code	516
Local Phone Number	535-0015
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Document Information [Line Items]
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	ACR
Security Exchange Name	NYSE
Series C Preferred Stock
Document Information [Line Items]
Security 12b Title	8.625% Fixed-to-Floating Series C Cumulative Redeemable Preferred Stock
Trading Symbol	ACRPrC
Security Exchange Name	NYSE
Series D Preferred Stock
Document Information [Line Items]
Security 12b Title	7.875% Series D Cumulative Redeemable Preferred Stock
Trading Symbol	ACRPrD
Security Exchange Name	NYSE